Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Schedule of revenue

	Year Ended
	December 31,
(in thousands of $)	2021	2020	2019
Zai Lab	$151,903	—	—
Janssen	292,279	33,759	22,386
AbbVie	121	565	855
Agomab	—	—	1,684
Other	—	38	50
Upfront payments	444,303	34,362	24,975
Zai Lab	25,634	—	—
Janssen	22,865	2,641	1,738
AbbVie	102	762	30,077
Other	1,214	19	25
Milestone payments	49,815	3,422	31,840
Janssen	2,028	3,175	21,236
Other	298	284	411
Research and development service fees	2,326	3,459	21,647
Zai Lab	833	—	—
Other revenues	833	—	—
Total revenue	$497,277	$41,243	$78,462

Summarizes of changes in deferred revenue current and deferred revenue non current

(in thousands of $)	Janssen	AbbVie	Other	Total
On January 1, 2019	$—	$2,342	$133	$2,475

Received
Upfront	328,327	—	—	328,327
Milestone	25,000	30,000	—	55,000
Revenue recognition
Upfront	(22,386)	(855)	(50)	(23,291)
Milestone	(1,738)	(30,077)	(25)	(31,840)
Translation difference	(4,575)	107	(2)	(4,470)

On December 31, 2019	324,629	1,517	56	326,202

Received
Milestone	—	—	—	—
Revenue recognition
Upfront	(33,759)	(565)	(38)	(34,362)
Milestone	(2,641)	(762)	(19)	(3,422)
Translation difference	26,915	33	1	26,949

On December 31, 2020	315,144	223	—	315,367

Received
Upfront	—	—	—	—
Milestone
Revenue recognition
Upfront	(292,279)	(121)	—	(292,400)
Milestone	(22,865)	(102)	—	(22,967)

On December 31, 2021	$—	$—	$—	$—